FINANCIAL INSTRUMENTS AND SIGNIFICANT CONCENTRATIONS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Feb. 28, 2023	Jan. 09, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant purchase		16,000
Exercise price of warrants or rights per share		$ 15.25
Cash and cash equivalents	$ 988			$ 3,519	$ 24,030
Securities Purchase Agreement [Member] | Common Stock [Member] | Prefund Warrant [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant purchase			186,667
Exercise price of warrants or rights per share			$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member] | Common Stock Purchase Warrant [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant purchase			266,667
Exercise price of warrants or rights per share			$ 30